TAXES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reduced tax rate	15.00%	15.00%	15.00%
Enterprise income tax rate	25.00%
Income tax rate	15.00%
Reduced income tax due to tax rate reduction	$ 0.8	$ 0.2	$ 0.2
Net income per share basic and diluted	$ 0.04	$ 0.02	$ 0.04
Hong Kong [Member]
Income tax rate	1.65%	1.65%